Asset Retirement Obligations	12 Months Ended
Dec. 31, 2023
Asset Retirement Obligations [Abstract]
Asset retirement obligations
11.	Asset retirement obligations

The Company is obligated by various federal and state mining laws and regulations which require the Company to reclaim surface areas and restore underground water quality for certain assets in Texas, Wyoming, Utah and Colorado. These projects must be returned to the pre-existing or background average quality after completion of mining.

The Company updates these reclamation provisions based on cash flow estimates, and changes in regulatory requirements and settlements annually. The Company used an inflation factor of 2.5% per year and a discount rate of 11% in estimating the present value of its future cash flows.

The asset retirement obligations balance by project is as follows:

	December 31, 2023 $	December 31, 2022 $
Kingsville	2,458,564	3,151,875
Rosita	1,485,560	1,298,397
Vasquez	40,896	34,274
Alta Mesa	6,574,980	-
Centennial	168,806	168,806
Gas Hills	63,000	63,000
Ticaboo	36,000	36,000
Asset retirement obligations	10,827,806	4,752,352

The asset retirement obligations continuity summary is as follows:

Asset retirement obligation	$
Balance, December 31, 2021	4,176,493

Accretion	429,956
Settlement	(11,324)
Change in estimates	157,227
Balance, December 31, 2022	4,752,352

Additions (Note 9)	5,488,969
Accretion	1,099,119
Settlement	(291,449)
Change in estimates	(221,185)
Balance, December 31, 2023	10,827,806

At the year end, the undiscounted cash flows total $17,130,164 (December 31, 2022: $6,345,630).